Net Foreign Exchange Gain (Loss) - Schedule of Net Foreign Exchange Gains (Losses) (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net foreign exchange gain (loss)
Gain (loss) on net foreign currency exchange positions	$ (50,822)	$ 37,404	$ (64,278)
Other foreign currency exchange gains (losses)	2,651	4,128	5,421
Subtotals	(48,171)	41,532	(58,857)
Net exchange rate adjustments gain (loss)
Adjustments for loans and accounts receivable from customers	(538)	702	93
Adjustment for investment instruments			105
Adjustment for other assets and liabilities	(4)	2	(322)
Net gain (loss) from hedge accounting	(25,751)	(14,610)	41,016
Subtotals	(26,293)	(13,906)	40,892
Totals	$ (74,464)	$ 27,626	$ (17,965)